DEFERRED CHARGES, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Mar. 28, 2013 Portigon Ag Credit Facility Amendment [Member]
Deferred Finance Costs Additions	$ 250	$ 250